PATENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 6 – Patents

As of June 30, 2020, and December 31, 2019, the Company recorded the following patent balances:

	June 30, 2020	December 31, 2019
Total Patents	$77,722	$77,722
Accumulated Amortization	(71,391)	(70,488)
Patent costs, net	$6,331	$7,234

During the three months ended June 30, 2020 and 2019, the Company recorded $451 and $1,455 in amortization expenses respectively.

During the six months ended June 30, 2020 and 2019, the Company recorded $903 and $2,269 in amortization expenses respectively.

Estimated amortization expense as of June 30, 2020 is as follows:

Years ended December 31,
2020 – remaining six months	$906
2021	1,809
2022	1,809
2023 and thereafter	1,807
Total	$6,331

As of June 30, 2020, and December 31, 2019, the Company recorded the following trademarks balances:

	June 30, 2020	December 31, 2019
Total Trademarks	$59,069	$49,867
Accumulated Amortization	-	-
Trademarks, net	$59,069	$49,867

The increase in the trademark assets of $9,202 was the result of additional legal fees.

The trademarks have an indefinite life, so no amortization expense is calculated. Trademarks are periodically reviewed for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.  The Trademark assets were created in 2019, and no material adverse changes have occurred since their creation.

NOTE 5	PATENTS

The Company capitalizes the initial expense related to establishing the patent by country and then amortizes the expense over the life of the patent, typically 20 years.  It then expenses annual filing fees to maintain the patents.  The Company regularly reviews the value of the patent in the market place in proportion to the expense it must spend to maintain the patent.

The Company has recorded the following patent costs:

	December 31, 2019	December 31, 2018
Total Patents	$77,722	$77,743
Accumulated Amortization	(70,488)	(65,951)
Patent costs, net	$7,234	$11,792

The Company recorded amortization expense as follows:

Twelve Months Ended December 31,
2019	2018
$4,558	$4,536

In 2011, the decision was made to not to pay the renewal fees and expedite the amortization of the original patent which expired in 2012.  It was also decided to not spend its limited funds in defending the INVO Block patent as it only has value to the Company. The Company continues to pay the annual renewal fees on its active patents.

Estimated amortization expense as of December 31, 2019 is as follows:

Years ended December 31,
2020	$1,809
2021	1,809
2022	1,809
2023	1,807
2024 and thereafter	-
Total	$7,234

As of December 31, 2019, and December 31, 2018, the Company recorded the following trademarks balances:

	December 31, 2019	December 31, 2018
Total Trademarks	$49,867	$-
Accumulated Amortization	-	-
Trademarks, net	$49,867	$-

The trademarks have an indefinite life, so no amortization expense is calculated. Trademarks are periodically reviewed for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.  The Trademark assets were created in 2019 and no material adverse changes have occurred since their creation.